Provisions for legal proceedings - Summary of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current judicial deposits (assets) [abstract]
Tax	$ 5,926	$ 4,563
Labor	1,056	1,161
Civil	1,082	823
Environmental	160	160
Others	12	4
Total	$ 8,236	$ 6,711	$ 5,582